Legal Proceedings	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Legal Proceedings [Line Items]
Legal Proceedings

NOTE 10. LEGAL PROCEEDINGS

On May 21, 2025, the Company agreed to settle a class action lawsuit involving the Plan. The Company denies the allegations in the lawsuit and contends that its conduct was entirely proper but entered into the settlement to avoid the costs and uncertainty of litigation. On February 13, 2026, the U.S. District Court for the Middle District of North Carolina granted final approval of this settlement. The total settlement funds of $1,053,317 were distributed to eligible class members, including current and former Plan participants, starting in May 2026.